Share-based awards - Share-based awards relating to Ant Group (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 18,546	$ 2,569	¥ 30,831	¥ 23,971
Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years	4 years
Stock option and restricted stock units with ten year vesting schedule
Share-based awards
Vesting period	10 years	10 years
Share-based awards relating to Ant Group
Share-based awards
Share-based compensation expense	¥ (6,691)		¥ 668	¥ (11,585)